Financial Risk Management and Financial Instruments - Summary of Assumption Used to Estimate Fair Value of Warrants (Details) - Level 3 - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Risk free rate (%)		11.00%
Share price (US$)	$ 234.03	$ 314.66	$ 149.55
Historical Volatility for Shares, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility (%)		50.00%	32.50%
Bottom of Range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected term (years)	6 months	1 year 6 months	6 months
Risk free rate (%)	0.19%		1.58%
Bottom of Range | Historical Volatility for Shares, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility (%)	40.00%
Top of Range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Expected term (years)	2 years 7 months 24 days		2 years 6 months
Risk free rate (%)	0.89%		1.59%
Top of Range | Historical Volatility for Shares, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Volatility (%)	45.00%